Shareholders' Equity, Noncontrolling interest, and Members' Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 23, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Common stock, shares authorized	500,000,000
Preferred stock, shares authorized	10,000,000
Preferred stock, par value	$ 0.0001
Preferred stock, shares outstanding	0
Fathom OpCo [Member]
Class Of Stock [Line Items]
Noncontrolling interest at fair value		$ 842,850
Noncontrolling interest Company owns	37.60%
Noncontrolling interest, ownership percentage	62.40%		62.40%
Class A Common Units [Member]
Class Of Stock [Line Items]
Common stock, shares authorized	180,000,000		5,480,611
Common stock, par value	$ 0.0001		$ 100
Common stock, shares outstanding			5,480,611
Class B Common Units [Member]
Class Of Stock [Line Items]
Common units voting rights	not entitled to vote
Common stock, shares authorized	10,000,000		2,242,981
Common stock, par value	$ 0.0001		$ 100
Common stock, shares outstanding			2,242,981
Class A Common Stock [Member]
Class Of Stock [Line Items]
Common units voting rights	one-for-one basis for shares of Class A common stock
Common stock, shares authorized	300,000,000
Common stock, par value	$ 0.0001
Common stock, shares outstanding	50,785,656
Common Stock, Voting Rights	one vote per share
Class B Common Stock [Member]
Class Of Stock [Line Items]
Common units voting rights	one vote
Common stock, shares authorized	180,000,000
Common stock, par value	$ 0.0001
Common stock, shares outstanding	84,294,971
Class C Common Stock [Member]
Class Of Stock [Line Items]
Common stock, shares authorized	10,000,000
Common stock, par value	$ 0.0001
Common stock, shares outstanding	0